CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 633	$ 1,128	$ 79,246	$ 16,771
Cost of Revenue	3,434	30,063	129,337	81,025
Gross margin	(2,801)	(28,935)	(50,091)	(64,254)
Operating expenses:
Advertising	1,371	393	94,443	61,812
Consulting fees		21,500	69,592	72,349
General and administrative	17,821	67,558	163,129	103,881
Professional fees	35,109	73,212	270,837	133,822
Stock compensation expense			18,775
Impairment Expense			1,120
Total operating expenses	54,301	162,663	617,896	371,864
Net operating income (loss)	(57,102)	(191,598)	(667,987)	(436,118)
Other (income) expense:
Interest expense	2,950	123	587	1,517
Expenses related to convertible notes payable and preferred warrants:
(Gain) loss on change in fair value of derivative liability	146,227	(100,313)	(521,784)	(136,123)
Interest accretion	16,962
Debt/Equity issuance cost	46,608		23,277	674,012
Total Other (income) expense	212,747	(100,190)	(497,920)	539,406
Loss before provision for taxes	(269,849)	(91,408)	(170,067)	(975,524)
Provision for income taxes
Net income (loss)	$ (269,849)	$ (91,408)	$ (170,067)	$ (975,524)
Basic and diluted income (loss) per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)
Weighted average number of common shares outstanding - basic and diluted	135,308,280	132,637,500	134,300,278	125,158,048